Fees Summary	Sep. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,595,338,827.70
Previously Paid Amount	0.00
Total Fee Amount	3,765,546.37
Total Offset Amount	0.00
Net Fee	$ 3,765,546.37